CORPORATION INFORMATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Details)	Aug. 19, 2013
CORPORATION INFORMATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
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